Defined benefit scheme (Schedule of Defined Benefit Assets in Current Period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	₪ 5,742
Closing defined benefit assets	6,891	$ 2,159	₪ 5,742
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	5,742	1,800	4,937
Employer contribution	352	110	324
Expected return on the plan assets	324	101	275
Changes in financial assumptions	498	156	307
Interest losses on severance payment allocated to remuneration benefits	(25)	(8)	(29)
Benefits paid	0	0	(72)
Closing defined benefit assets	₪ 6,891	$ 2,159	₪ 5,742